Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Koss Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-3295
Entity Tax Identification Number	39-1168275
Entity Address, Address Line One	4129 North Port Washington Avenue
Entity Address, City Or Town	Milwaukee
Entity Address, State Or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	964-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.005 par value per share
Trading Symbol	KOSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000056701
Amendment Flag	false